Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investment Securities
Note 4.	Investment Securities

The disclosures below include details of Artisan’s investments. Investments held by Launch Equity are described in Note 9, “Variable and Voting Interest Entities”.

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
At June 30, 2013
Equity mutual funds	$18,335	$3,937	$(33)	$22,239

At December 31, 2012
Equity mutual funds	$13,335	$1,906	$—	$15,241

Artisan’s investments in equity mutual funds consist of investments in shares of Artisan Partners Funds, Inc. and Artisan Partners Global Funds plc and are considered to be available-for-sale securities. As a result, unrealized gains (losses) are recorded to Accumulated other comprehensive income (loss).

Artisan held one security as of June 30, 2013 in an unrealized loss position. The duration of the loss is less than one month and is attributable to market conditions. Based on the limited severity and duration of the unrealized loss, this investment is not considered to be other-than-temporarily impaired.

As of December 31, 2012, Artisan held no available-for-sale securities in an unrealized loss position.

3.	Investment securities

The disclosures below include details of Artisan’s investments. Investments held by Launch Equity are detailed in Note 7, “Consolidated Investment Products.”

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
At December 31, 2012:
Equity mutual funds	$13,335	$1,906	$—	$15,241

At December 31, 2011:
Equity mutual funds	$17,194	$68	$—	$17,262

Artisan’s investments in equity mutual funds consist of Artisan Funds and are considered to be available-for-sale securities. As a result, unrealized gains (losses) are recorded as a component of other comprehensive income (loss).

As of December 31, 2012 and 2011, Artisan held no available-for-sale securities in an unrealized loss position.